As filed with the Securities and Exchange Commission on July 22, 2021

File Nos. 333-92935 and 811-09729

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 2,482	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 2,482	☒

(Check appropriate box or boxes)

iShares Trust

(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company

1 Lincoln Street

Mail Stop SFC0805

Boston, MA 02111

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	DEEPA DAMRE SMITH, ESQ.
WILLKIE FARR & GALLAGHER LLP	BLACKROCK FUND ADVISORS
787 SEVENTH AVENUE	400 HOWARD STREET
NEW YORK, NY 10019-6099	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On August 20, 2021, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 2,482 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until August 20, 2021, the effectiveness of the registration statement for the iShares MSCI Japan IMI ETF (the “Fund”), filed in Post-Effective Amendment No. 2,119 on May 20, 2019, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
2,161	August 2, 2019	August 30, 2019
2,176	August 29, 2019	September 27, 2019
2,191	September 26, 2019	October 18, 2019
2,201	October 17, 2019	November 15, 2019
2,223	November 14, 2019	December 13, 2019
2,237	December 12, 2019	January 10, 2020
2,256	January 9, 2020	February 7, 2020
2,275	February 6, 2020	March 6, 2020
2,319	March 5, 2020	April 3, 2020
2,337	April 2, 2020	May 1, 2020
2,347	April 30, 2020	May 29, 2020
2,356	May 28, 2020	June 26, 2020
2,371	June 25, 2020	July 24, 2020
2,388	July 23, 2020	August 21, 2020
2,396	August 20, 2020	September 18, 2020
2,407	September 17, 2020	October 16, 2020
2,416	October 15, 2020	November 13, 2020
2,425	November 12, 2020	December 11, 2020
2,429	December 10, 2020	January 8, 2021
2,433	January 7, 2021	February 5, 2021
2,437	February 4, 2021	March 5, 2021
2,446	March 4, 2021	April 2, 2021
2,454	April 1, 2021	April 30, 2021
2,462	April 29, 2021	May 28, 2021
2,468	May 27, 2021	June 25, 2021
2,476	June 24, 2021	July 23, 2021

This Post-Effective Amendment No. 2,482 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 2,119.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 2,482 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 22nd day of July, 2021.

iSHARES TRUST

By:
Armando Senra*
President

Date: July 22, 2021

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 2,482 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Salim Ramji*
Trustee

Date: July 22, 2021

John E. Martinez*
Trustee

Date: July 22, 2021

Cecilia H. Herbert*
Trustee

Date: July 22, 2021

John E. Kerrigan*
Trustee

Date: July 22, 2021

Robert S. Kapito*
Trustee

Date: July 22, 2021

Madhav V. Rajan*
Trustee

Date: July 22, 2021

Jane D. Carlin*
Trustee

Date: July 22, 2021

Drew E. Lawton*
Trustee

Date: July 22, 2021

Richard L. Fagnani*
Trustee

Date: July 22, 2021

/s/ Trent W. Walker
Trent W. Walker*
Treasurer and Chief Financial Officer

Date: July 22, 2021

*By:	/s/ Trent W. Walker
Trent W. Walker
Attorney-in-fact

Date: July 22, 2021

*

Powers of Attorney, each dated January 1, 2020, for Armando Senra, Salim Ramji, Jane D. Carlin, Cecilia H. Herbert, John E. Kerrigan, John E. Martinez, Madhav V. Rajan, Robert S. Kapito, Drew E. Lawton, Richard L. Fagnani and Trent W. Walker are incorporated herein by reference to Post-Effective Amendment No. 2,257, filed January 9, 2020.